Operating segments (Tables)	12 Months Ended
Dec. 31, 2017
Operating segments
Schedule of information about reportable segments

	Year ended December 31, 2017
				Central and
				Eastern
				Europe,
		Western		Middle East	Reportable
	The Americas	Europe (1)	Asia-Pacific	and Africa	Segments	Reconciliation (2)	Consolidated
	(in thousands)
Revenues	127,370	325,315	61,902	28,784	543,371	—	543,371

Depreciation and amortization	949	1,126	544	119	2,738	19,550	22,288

Segments Results	18,864	93,275	16,032	5,711	133,882	(52,507)	81,375

Financial income, net							(1,354)

Reportable income before income tax							82,729

(1)	Revenues from one customer of the Group’s Western Europe segment represents approximately $39.1 million of the Group’s total revenues.
(2)

Reconciling items are recurring items that are not related directly to the Group’s sales and distribution activities and were not allocated to the different segments by the Company’s Chief Operating Decision Maker. Such items include primarily unallocated operating overhead costs and share based payments.

	Year ended December 31, 2016
				Central and
				Eastern
				Europe,
		Western		Middle East	Reportable
	The Americas	Europe (1)	Asia-Pacific	and Africa	Segments	Reconciliation (2)	Consolidated
	(in thousands)
Revenues	114,747	286,512	49,614	25,192	476,065	—	476,065

Depreciation and amortization	1,993	2,110	649	239	4,991	14,460	19,451

Segments Results	17,433	71,983	10,308	3,678	103,402	(48,930)	54,472

Financial expense, net							2,120

Reportable income before income tax							52,352

(1)	Revenues from one customer of the Group’s Western Europe segment represents approximately $40.0 million of the Group’s total revenues.
(2)

Reconciling items include impairment of other intangible assets in the amount of $1.8 million recorded under other expense in the statement of operations in 2016. Other reconciling items are recurring items that are not related directly to the Group’s sales and distribution activities and were not allocated to the different segments by the Company’s Chief Operating Decision Maker. Such items include primarily unallocated operating overhead costs and share based payments.

	Year ended December 31, 2015
				Central and
				Eastern
				Europe,
		Western		Middle East	Reportable
	The Americas	Europe (1)	Asia-Pacific	and Africa	Segments	Reconciliation (2)	Consolidated
	(in thousands)
Revenues	102,104	251,496	40,711	21,644	415,955	(2,820)	413,135

Depreciation and amortization	2,233	2,219	528	241	5,221	11,722	16,943

Segments Results	6,485	48,444	5,232	3,272	63,433	(53,192)	10,241

Financial income, net							(4,842)

Reportable income before income tax							15,083

(1)	Revenue from one customer of the Group’s Western Europe segment represents approximately $37.3 million of the Group’s total revenues.
(2)

Reconciling items include restructuring costs of $9.5 million comprised of charges to revenue of $2.8 million, impairment of inventory of $3.2 million, impairment of property, plant and equipment of $1.0 million, employee benefits of $1.9 million and operating expenses of $0.6 million. Other reconciling items are recurring items that are not related directly to the Group’s sales and distribution activities and were not allocated to the different segments by the Company’s Chief Operating Decision Maker. Such items include primarily unallocated operating overhead costs and share based payments.

Schedule of information about geographical segments

				Central and
				Eastern
				Europe,
		Western		Middle East	Reportable
	The Americas	Europe	Asia-Pacific	and Africa (1)	Segments	Reconciliation (2)	Consolidated
	(in thousands)
December 31, 2017	10,424	18,883	6,561	135,675	171,543	38,365	209,908
December 31, 2016	8,879	16,418	4,947	134,384	164,628	37,582	202,210
December 31, 2015	10,364	13,757	6,713	124,460	155,294	42,095	197,389

(1)

Includes the depreciated cost of property, plant and equipment of the manufacturing facilities as of December 31, 2017 in the amount of $134.8 million (2016 and 2015: $133.6 million and $122.8 million, respectively).

(2)	Refer to Note 8 for additional information with respect to an impairment of other intangible assets in the amount of $1.8 million recorded under other expense in the statement of operations in 2016.

Reconciliation of geographical segments to total non-current assets:

	Year ended December 31,
	2015	2016	2017
	(in thousands)
Geographical segments non-current assets	155,294	164,628	171,543
Intangible assets	42,095	37,582	38,365
Other non-current assets	1,537	6,842	10,695
Consolidated non-current assets	198,926	209,052	220,603

Schedule of information about products

	Year ended December 31,
	2015	2016	2017
	Revenues
	(In thousands)
Sparkling water makers and exchangeable CO2 cylinders	131,749	170,790	212,293
Consumables	272,276	297,011	323,449
Other	9,110	8,264	7,629

Total	413,135	476,065	543,371